LVIP Wellington Mid-Cap Value Fund
Schedule of Investments
September 30, 2019 (unaudited)
	Number of Shares	Value (U.S. $)
COMMON STOCK–96.66%
Aerospace & Defense–1.34%
Moog Class A	39,441	$ 3,199,454
		3,199,454
Airlines–1.00%
†JetBlue Airways	142,557	2,387,830
		2,387,830
Banks–11.93%
Atlantic Union Bankshares	72,870	2,714,043
BancorpSouth Bank	68,589	2,030,920
Comerica	45,248	2,985,916
First Midwest Bancorp	126,138	2,457,168
IBERIABANK	38,984	2,944,851
South State	29,575	2,226,998
Sterling Bancorp	154,952	3,108,337
Synovus Financial	83,217	2,975,840
Western Alliance Bancorp	60,638	2,794,199
Zions Bancorp	95,205	4,238,527
		28,476,799
Building Products–3.44%
Fortune Brands Home & Security	70,227	3,841,417
†JELD-WEN Holding	110,470	2,130,966
Sanwa Holdings	197,899	2,223,716
		8,196,099
Chemicals–4.70%
Cabot	68,039	3,083,527
Celanese	35,625	4,356,581
FMC	42,914	3,762,700
		11,202,808
Commercial Services & Supplies–1.81%
†Clean Harbors	55,800	4,307,760
		4,307,760
Communications Equipment–1.38%
†Lumentum Holdings	61,567	3,297,528
		3,297,528
Construction & Engineering–0.62%
Granite Construction	46,240	1,485,691
		1,485,691
Construction Materials–0.91%
Buzzi Unicem	94,308	2,162,609
		2,162,609
Consumer Finance–1.26%
SLM	341,865	3,016,959
		3,016,959
Electric Utilities–2.32%
Alliant Energy	60,768	3,277,218
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Electric Utilities (continued)
Evergy	34,040	$ 2,265,703
		5,542,921
Electrical Equipment–2.71%
EnerSys	38,911	2,565,791
Hubbell	11,908	1,564,711
†Sensata Technologies Holding	46,649	2,335,249
		6,465,751
Electronic Equipment, Instruments & Components–4.99%
†Arrow Electronics	50,827	3,790,678
†Coherent	21,509	3,306,364
†Itron	40,022	2,960,027
KEMET	102,197	1,857,941
		11,915,010
Entertainment–1.88%
Cinemark Holdings	58,348	2,254,567
†IMAX	101,957	2,237,956
		4,492,523
Equity Real Estate Investment Trusts–12.71%
American Assets Trust	23,014	1,075,674
Brixmor Property Group	187,639	3,807,195
Corporate Office Properties Trust	114,615	3,413,235
Equity LifeStyle Properties	11,744	1,568,999
First Industrial Realty Trust	66,304	2,622,986
Gaming and Leisure Properties	87,639	3,351,315
Highwoods Properties	77,906	3,501,096
Life Storage	29,261	3,084,402
Park Hotels & Resorts	66,922	1,671,042
Physicians Realty Trust	179,880	3,192,870
STORE Capital	81,336	3,042,780
		30,331,594
Food & Staples Retailing–1.76%
†U.S. Foods Holding	101,918	4,188,830
		4,188,830
Food Products–0.86%
†Post Holdings	19,481	2,061,869
		2,061,869
Gas Utilities–2.30%
UGI	109,275	5,493,254
		5,493,254
Health Care Equipment & Supplies–2.98%
†Avanos Medical	35,854	1,343,091
Hill-Rom Holdings	37,986	3,997,267
LVIP Wellington Mid-Cap Value Fund–1

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Health Care Equipment & Supplies (continued)
STERIS	12,211	$ 1,764,367
		7,104,725
Health Care Providers & Services–2.11%
†Acadia Healthcare	63,085	1,960,682
Encompass Health	48,677	3,080,280
		5,040,962
Hotels, Restaurants & Leisure–0.80%
†Norwegian Cruise Line Holdings	36,883	1,909,433
		1,909,433
Household Durables–1.51%
Lennar Class A	64,667	3,611,652
		3,611,652
Insurance–9.07%
Assurant	33,996	4,277,377
CNO Financial Group	237,124	3,753,673
Hanover Insurance Group	27,424	3,717,049
Kemper	34,816	2,713,907
Lancashire Holdings	288,211	2,623,226
Reinsurance Group of America	28,419	4,543,630
		21,628,862
IT Services–2.95%
Amdocs	49,297	3,259,025
Leidos Holdings	44,090	3,786,449
		7,045,474
Machinery–1.42%
†SPX FLOW	85,679	3,380,893
		3,380,893
Media–0.82%
TEGNA	126,697	1,967,604
		1,967,604
Metals & Mining–3.75%
Carpenter Technology	68,206	3,523,522
Commercial Metals	101,584	1,765,530
Reliance Steel & Aluminum	36,648	3,652,339
		8,941,391
Oil, Gas & Consumable Fuels–4.88%
Delek US Holdings	69,219	2,512,650
Diamondback Energy	37,438	3,366,050
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Oil, Gas & Consumable Fuels (continued)
Encana	425,264	$ 1,956,214
Noble Energy	109,273	2,454,272
†WPX Energy	128,474	1,360,540
		11,649,726
Road & Rail–0.79%
Knight-Swift Transportation Holdings	52,128	1,892,246
		1,892,246
Semiconductors & Semiconductor Equipment–3.88%
†Axcelis Technologies	83,859	1,433,150
†Ichor Holdings	107,479	2,598,842
MKS Instruments	30,680	2,831,151
Silicon Motion Technology ADR	67,520	2,386,832
		9,249,975
Software–1.40%
SS&C Technologies Holdings	64,631	3,333,021
		3,333,021
Textiles, Apparel & Luxury Goods–1.27%
Steven Madden	84,378	3,019,889
		3,019,889
Wireless Telecommunication Services–1.11%
Millicom International Cellular SDR	54,527	2,646,026
		2,646,026
Total Common Stock (Cost $195,692,367)		230,647,168
LIMITED PARTNERSHIP–0.63%
Oil, Gas & Consumable Fuels–0.63%
Viper Energy Partners	54,017	1,494,651
Total Limited Partnership (Cost $1,692,374)		1,494,651

MONEY MARKET FUND–2.10%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 1.88%)	5,015,827	5,015,827
Total Money Market Fund (Cost $5,015,827)		5,015,827

TOTAL INVESTMENTS–99.39% (Cost $202,400,568)	237,157,646
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.61%	1,449,221
NET ASSETS APPLICABLE TO 9,373,660 SHARES OUTSTANDING–100.00%	$238,606,867

LVIP Wellington Mid-Cap Value Fund–2

LVIP Wellington Mid-Cap Value Fund
Schedule of Investments (continued)
† Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
SDR–Swedish Depositary Receipt
See accompanying notes.
LVIP Wellington Mid-Cap Value Fund–3

LVIP Wellington Mid-Cap Value Fund
Notes
September 30, 2019 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Mid-Cap Value Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation–Equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their published net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Foreign currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are used when the settlement date of the contract is an interim date for which quotations are not available.   Other securities and assets for which market quotations are not reliable or readily available are generally valued at fair value as determined in good faith under policies adopted by the Fund’s Board of Trustees. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as market closures or suspension of trading in a security.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of September 30, 2019:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock
Aerospace & Defense	$3,199,454	$—	$—	$3,199,454
Airlines	2,387,830	—	—	2,387,830
Banks	28,476,799	—	—	28,476,799
Building Products	5,972,383	2,223,716	—	8,196,099
Chemicals	11,202,808	—	—	11,202,808
Commercial Services & Supplies	4,307,760	—	—	4,307,760
Communications Equipment	3,297,528	—	—	3,297,528
Construction & Engineering	1,485,691	—	—	1,485,691
Construction Materials	—	2,162,609	—	2,162,609
LVIP Wellington Mid-Cap Value Fund–4

LVIP Wellington Mid-Cap Value Fund
Notes (continued)
 2. Investments (continued)
	Level 1	Level 2	Level 3	Total
Investments:
Consumer Finance	$3,016,959	$—	$—	$3,016,959
Electric Utilities	5,542,921	—	—	5,542,921
Electrical Equipment	6,465,751	—	—	6,465,751
Electronic Equipment, Instruments & Components	11,915,010	—	—	11,915,010
Entertainment	4,492,523	—	—	4,492,523
Equity Real Estate Investment Trusts	30,331,594	—	—	30,331,594
Food & Staples Retailing	4,188,830	—	—	4,188,830
Food Products	2,061,869	—	—	2,061,869
Gas Utilities	5,493,254	—	—	5,493,254
Health Care Equipment & Supplies	7,104,725	—	—	7,104,725
Health Care Providers & Services	5,040,962	—	—	5,040,962
Hotels, Restaurants & Leisure	1,909,433	—	—	1,909,433
Household Durables	3,611,652	—	—	3,611,652
Insurance	19,005,636	2,623,226	—	21,628,862
IT Services	7,045,474	—	—	7,045,474
Machinery	3,380,893	—	—	3,380,893
Media	1,967,604	—	—	1,967,604
Metals & Mining	8,941,391	—	—	8,941,391
Oil, Gas & Consumable Fuels	11,649,726	—	—	11,649,726
Road & Rail	1,892,246	—	—	1,892,246
Semiconductors & Semiconductor Equipment	9,249,975	—	—	9,249,975
Software	3,333,021	—	—	3,333,021
Textiles, Apparel & Luxury Goods	3,019,889	—	—	3,019,889
Wireless Telecommunication Services	—	2,646,026	—	2,646,026
Limited Partnership	1,494,651	—	—	1,494,651
Money Market Fund	5,015,827	—	—	5,015,827
Total Investments	$227,502,069	$9,655,577	$—	$237,157,646
There were no Level 3 investments at the beginning or end of the period.
3. Recent Accounting Pronouncements
In August 2018, the Financial Accounting Standards Board issued an Accounting Standards Update, ASU No. 2018-13, which changes certain fair value measurement disclosure requirements. The ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, the policy for the timing of transfers between levels and the valuation process for Level 3 fair value measurements. The ASU is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of December 31, 2018, the Trust has adopted the removal of applicable disclosures and management is evaluating the implications of the additional changes on the financial statements.
LVIP Wellington Mid-Cap Value Fund–5